SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund

June 30, 2024 (Unaudited)
Shares		Value
Common Stocks — 96.31%
China — 85.30%
35,816	Alibaba Group Holding Ltd.	$322,804
2,300	Asymchem Laboratories Tianjin Co. Ltd., Class A	20,808
3,104	Beijing Roborock Technology Co. Ltd., Class A	167,370
1,500	BYD Co. Ltd., Class H	44,548
162,000	China Construction Bank Corp., Class H	119,754
44,700	China Construction Bank Corp., Class A	45,504
9,900	China CSSC Holdings Ltd., Class A	55,384
32,577	China Merchants Bank Co. Ltd., Class H	148,035
34,000	China Oilfield Services Ltd., Class H	32,600
81,000	China Railway Group Ltd., Class H	44,684
21,197	China Resources Land Ltd.	72,204
1,300	Contemporary Amperex Technology Co. Ltd., Class A	32,203
16,000	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	20,756
10,300	ENN Energy Holdings Ltd.	84,844
13,574	Fuyao Glass Industry Group Co. Ltd., Series H(a)	78,632
7,700	Gree Electric Appliances, Inc. of Zhuhai, Class A	41,544
20,000	Guangdong Investment Ltd.	11,684
9,600	Hexing Electrical Co. Ltd., Class A	61,803
8,454	Innovent Biologics, Inc.*,(a)	39,794
109,218	Jiangsu Zhongtian Technology Co. Ltd., Class A	237,615
5,102	Kanzhun Ltd., ADR	95,969
4,751	KE Holdings, Inc., ADR	67,227
50	Kweichow Moutai Co. Ltd., Class A	10,074
7,500	Luxshare Precision Industry Co. Ltd., Class A	40,455
15,890	Meituan, Class B*,(a)	225,865
4,700	NetEase, Inc.	89,751
28,152	New Horizon Health Ltd.*,(a),(b)	40,780
6,373	New Oriental Education & Technology Group, Inc.*	48,984
1,100	New Oriental Education & Technology Group, Inc., ADR*	85,503
11,300	Ningbo Orient Wires & Cables Co. Ltd., Class A	75,844
531	PDD Holdings, Inc. , ADR*	70,596
29,612	Ping An Insurance Group Co. of China Ltd., Series H	134,159
3,416	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	76,856
2,924	Shenzhen Inovance Technology Co. Ltd., Class A	20,620
6,733	Shenzhou International Group Holdings Ltd.	65,771
6,900	Sieyuan Electric Co. Ltd., Class A	63,414
16,950	Sunresin New Materials Co. Ltd., Class A	97,182
8,786	Tencent Holdings Ltd.	416,811
2,272	Trip.com Group Ltd.*	107,524
2,000	Zhongji Innolight Co. Ltd., Class A	37,523
35,704	Zijin Mining Group Co. Ltd., Class H	75,229
70,600	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	45,541
		3,674,248
Hong Kong — 0.53%
2,000	Techtronic Industries Co. Ltd.	22,800

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value

Korea — 2.35%
991	Samsung Electronics Co. Ltd.	$58,324
252	SK Hynix, Inc.*	42,767
		101,091
South Africa — 1.98%
434	Naspers Ltd., Class N	85,234

Taiwan — 6.15%
200	Alchip Technologies Ltd.	15,059
7,000	Hon Hai Precision Industry Co. Ltd.	46,088
5,250	Taiwan Semiconductor Manufacturing Co. Ltd.	155,545
819	Voltronic Power Technology Corp.	48,490
		265,182
Total Common Stocks		4,148,555
(Cost $3,967,443)
Total Investments		$4,148,555
(Cost $3,967,443) — 96.31%
Other assets in excess of liabilities — 3.69%		158,899
NET ASSETS — 100.00%		$4,307,454

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Consumer Discretionary	31.20%
Industrials	15.02%
Communication Services	13.99%
Information Technology	10.62%
Financials	10.39%
Health Care	4.13%
Materials	4.01%
Real Estate	3.24%
Utilities	2.24%
Energy	1.24%
Consumer Staples	0.23%
Other*	3.69%
100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.